Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Income Statement (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Condensed Income Statement [Line Items]
Revenue from product sales	$ 1,826	$ 2,002	$ 3,943
Cost of sales	(1,496)	(1,602)	(3,173)
Gain (loss) on non-hedge derivatives and other commodity contracts	7	10	2
Gross profit	337	410	772
Corporate administration, marketing and other expenses	(40)	(37)	(76)
Exploration and evaluation costs	(51)	(46)	(102)
Other operating income (expenses)	(49)	(57)	(97)
Special items	(6)	(151)	(170)
Operating profit (loss)	191	119	327
Dividends received	0	0	2
Interest income	8	9	17
Other gains and (losses)	(1)
Finance costs and unwinding of obligations	(96)	(85)	(178)
Fair value adjustments	1	0	(3)
Share of associates and joint ventures' profit (loss)	78	40	122
Equity gain (loss) in subsidiaries	0	0	0
Profit (loss) before taxation	181	86	278
Taxation	(65)	(43)	(128)
Profit (loss) after taxation	116	43	150
Profit (loss) for the period	116	43	150
Equity shareholders	114	33	133
Non-controlling interests	2	10	17
Total comprehensive income (loss)	120	(34)	9
Comprehensive (income) loss attributable to non-controlling interests	(2)	(10)	(17)
Comprehensive income (loss) attributable to AngloGold Ashanti	118	(44)	(8)
Reportable Legal Entities | AngloGold Ashanti (the “Guarantor”)
Condensed Income Statement [Line Items]
Revenue from product sales	190	280	498
Cost of sales	(179)	(295)	(494)
Gain (loss) on non-hedge derivatives and other commodity contracts	2	0	(4)
Gross profit	13	(15)	0
Corporate administration, marketing and other expenses	(24)	(28)	(12)
Exploration and evaluation costs	0	(3)	(4)
Other operating income (expenses)	(23)	(24)	(46)
Special items	(12)	(13)	(15)
Operating profit (loss)	(46)	(83)	(77)
Dividends received			2
Interest income	2	0	0
Other gains and (losses)	0
Finance costs and unwinding of obligations	(11)	(13)	(23)
Fair value adjustments	0		0
Share of associates and joint ventures' profit (loss)	0	6	6
Equity gain (loss) in subsidiaries	156	53	142
Profit (loss) before taxation	101	(37)	50
Taxation	13	70	83
Profit (loss) for the period	114	33	133
Equity shareholders	114	33	133
Non-controlling interests	0	0	0
Total comprehensive income (loss)	118	(44)	(8)
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Comprehensive income (loss) attributable to AngloGold Ashanti	118	(44)	(8)
Reportable Legal Entities | IOMco (the “Issuer”)
Condensed Income Statement [Line Items]
Revenue from product sales	0	0	0
Cost of sales	0	0	0
Gain (loss) on non-hedge derivatives and other commodity contracts	0	0	0
Gross profit	0	0	0
Corporate administration, marketing and other expenses	3	(2)	(20)
Exploration and evaluation costs	0	0	0
Other operating income (expenses)	0	0	3
Special items	3	(2)	8
Operating profit (loss)	6	(4)	(9)
Dividends received			0
Interest income	1	2	4
Other gains and (losses)	(2)
Finance costs and unwinding of obligations	(53)	(53)	(107)
Fair value adjustments	0		0
Share of associates and joint ventures' profit (loss)	0	0	0
Equity gain (loss) in subsidiaries	294	304	490
Profit (loss) before taxation	246	249	372
Taxation	0	0	0
Profit (loss) for the period	246	249	372
Equity shareholders	246	249	372
Non-controlling interests	0	0	0
Total comprehensive income (loss)	243	227	320
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Comprehensive income (loss) attributable to AngloGold Ashanti	243	227	320
Reportable Legal Entities | Other subsidiaries (the “Non-Guarantor Subsidiaries”)
Condensed Income Statement [Line Items]
Revenue from product sales	1,636	1,722	3,445
Cost of sales	(1,317)	(1,307)	(2,679)
Gain (loss) on non-hedge derivatives and other commodity contracts	5	3	6
Gross profit	324	418	772
Corporate administration, marketing and other expenses	(9)	1	(13)
Exploration and evaluation costs	(51)	(43)	(98)
Other operating income (expenses)	(26)	(33)	(54)
Special items	7	(139)	(155)
Operating profit (loss)	245	204	452
Dividends received			0
Interest income	5	7	13
Other gains and (losses)	1
Finance costs and unwinding of obligations	(32)	(19)	(48)
Fair value adjustments	1		(3)
Share of associates and joint ventures' profit (loss)	68	32	107
Equity gain (loss) in subsidiaries	0	0	0
Profit (loss) before taxation	288	227	518
Taxation	(78)	(113)	(211)
Profit (loss) for the period	210	114	307
Equity shareholders	208	104	290
Non-controlling interests	2	10	17
Total comprehensive income (loss)	207	124	301
Comprehensive (income) loss attributable to non-controlling interests	(2)	(10)	(17)
Comprehensive income (loss) attributable to AngloGold Ashanti	205	114	284
Consolidation adjustments
Condensed Income Statement [Line Items]
Revenue from product sales	0	0	0
Cost of sales	0	0	0
Gain (loss) on non-hedge derivatives and other commodity contracts	0	7	0
Gross profit	0	7	0
Corporate administration, marketing and other expenses	(10)	(8)	(31)
Exploration and evaluation costs	0	0	0
Other operating income (expenses)	0	0	0
Special items	(4)	3	(8)
Operating profit (loss)	(14)	2	(39)
Dividends received			0
Interest income	0	0	0
Other gains and (losses)	0
Finance costs and unwinding of obligations	0	0	0
Fair value adjustments	0		0
Share of associates and joint ventures' profit (loss)	10	2	9
Equity gain (loss) in subsidiaries	(450)	(357)	(632)
Profit (loss) before taxation	(454)	(353)	(662)
Taxation	0	0	0
Profit (loss) for the period	(454)	(353)	(662)
Equity shareholders	(454)	(353)	(662)
Non-controlling interests	0	0	0
Total comprehensive income (loss)	(448)	(341)	(604)
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Comprehensive income (loss) attributable to AngloGold Ashanti	$ (448)	$ (341)	$ (604)